SUPPLEMENT DATED APRIL 30, 2010 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE BALANCED PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2010

The Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the "Board") approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, shareholders of the Portfolio would become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's shareholders of record as of February 11, 2010 at a special meeting of shareholders anticipated to be held on May 11, 2010, unless adjourned.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPPLEMENT DATED APRIL 30, 2010 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE DIVIDEND GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2010

The Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the "Board") approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, shareholders of the Portfolio would become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's shareholders of record as of February 11, 2010 at a special meeting of shareholders anticipated to be held on May 11, 2010, unless adjourned.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPPLEMENT DATED APRIL 30, 2010 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE EQUALLY-WEIGHTED S&P 500 PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2010

The Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the "Board") approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, shareholders of the Portfolio would become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's shareholders of record as of February 11, 2010 at a special meeting of shareholders anticipated to be held on May 11, 2010, unless adjourned.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.